Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 10,152	$ 11,016	$ 119,678
Liabilities
Right-of-use asset		425,969
Lease liabilities		427,915
Notes payable		845,524	119,274
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	10,152	11,016
Total assets	10,152	11,016	119,678
Liabilities
Convertible notes payable
Notes payable, related parties
Notes payable
Total liabilities
Total assets and liabilities	10,152	11,016	119,678
Right-of-use asset
Cash		11,016	119,678
Convertible notes payable, net of $412,673 of debt discounts
Notes payable
Notes payable, related parties
Fair Value, Inputs, Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible notes payable	750,000	750,000
Notes payable, related parties	1,061,500	999,500	200,000
Notes payable	454,237	145,524	119,274
Total liabilities	(2,265,737)	(1,895,024)	(656,601)
Total assets and liabilities	(2,265,737)	(1,895,024)	(656,601)
Right-of-use asset
Lease liabilities
Cash
Convertible notes payable, net of $412,673 of debt discounts		337,327	337,327
Notes payable		845,524
Notes payable, related parties		299,500
Fair Value, Inputs, Level 3 [Member]
Assets
Cash
Total assets		425,969
Liabilities
Convertible notes payable
Notes payable, related parties
Notes payable
Total liabilities		(427,915)
Total assets and liabilities		(1,946)
Right-of-use asset		425,969
Lease liabilities		427,915
Cash
Convertible notes payable, net of $412,673 of debt discounts
Notes payable
Notes payable, related parties